FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value		$ 116,722,922
Assets:
Cash held in the Trust Account		959
Assets Held In Trust Noncurrent	$ 117,197,128	116,726,978
U.S. Treasury Securities
Assets:
Cash held in the Trust Account		959
Assets Held In Trust Noncurrent		116,726,019
Level 1 | U.S. Treasury Securities
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost		116,726,019
Gross Holding Loss		(3,097)
Fair Value		$ 116,722,922